Description of Business and Basis of Presentation - Summary of Major Classes of Line Items Constituting Net Loss from Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of intangible assets					$ 0	$ (404)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of property and equipment						0
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues	$ 0	$ (34)	$ 0	$ (313)	(314)	(3,700)
Research and development	0	0	0	0	0	0
Impairment of intangible assets					0	(263)
Gain on sale of property and equipment	0	0	0	0	0	0
Impairment of property and equipment					0	(371)
Selling, general and administrative	0	(86)	0	(651)	(864)	(3,011)
Other income, net					0	24
Net loss from discontinued operations	0	(83)	0	(591)	(821)	(4,784)
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member] | Discontinued Operations [Member] | Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	37	0	373	357	2,537
GoodWheat [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues	0	(285)	(691)	(634)	(1,126)	(2,132)
Research and development	0	(291)	(400)	(1,000)	(1,323)	(1,494)
Impairment of intangible assets					0	0
Gain on sale of property and equipment	(24)	11	65	36	11
Impairment of property and equipment					0	0
Selling, general and administrative	(330)	(1,580)	(2,040)	(4,551)	(6,274)	(5,815)
Other income, net					0	0
Net loss from discontinued operations	(430)	(1,845)	(2,694)	(5,665)	(7,836)	(7,020)
GoodWheat [Member] | Discontinued Operations [Member] | Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ (76)	$ 300	$ 372	$ 484	$ 876	$ 2,421